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Lauren D. Macioce T +1 212 596 9883 F +1 646 728 2727 lauren.macioce@ropesgray.com
March 20, 2015

BY EDGAR

Securities and Exchange Commission Division of Investment Management 100 F Street, N.E. Washington, D.C. 20549 Attn: James E. O’Connor, Esq.

Re:           Stone Ridge Trust III (the “Trust”) (File Nos. 333-201265 and 811-23018)

Dear Mr. O’Connor:

We are filing today via EDGAR Pre-Effective Amendment No. 2 to the Trust’s Registration Statement (File No. 333-201265) on Form N-2 pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and Amendment No. 2 to the Trust’s Registration Statement (File No. 811-23018) pursuant to the Investment Company Act of 1940, as amended, on behalf of Stone Ridge Trust III, a Delaware statutory trust.

This pre-effective amendment is being filed for the purposes of responding to comments from the staff of the Securities and Exchange Commission, to register additional shares, and to make certain other changes. This filing has been marked to indicate changes made from the filing of Pre-Effective Amendment No. 1 to the Trust’s Registration Statement on February 17, 2015.

Pursuant to Section 6 of the Securities Act, we have calculated the registration fees and have transmitted such fees in the amount of $174,183.80 through the FEDWIRE system to the Securities and Exchange Commission’s account at U.S. Bank.

Accompanying Pre-Effective Amendment No. 2, both the Trust and the distributor of the Trust formally request that the effectiveness of the Trust’s Registration Statement on Form N-2 be accelerated to Friday, March 20, 2015, or as soon thereafter as practicable.

If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at (212) 596-9883.

Securities and Exchange Commission	- 2 -	March 20, 2015

Very truly yours,

/s/ Lauren D. Macioce
Lauren D. Macioce

cc: Jane Korach
      Elizabeth J. Reza